Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is not the current practice or policy of the Compensation Committee or the Company to either take material nonpublic information, or MNPI, into account when determining the timing and terms of an option award or similar award or to time the disclosure of MNPI for the purpose of affecting the value of executive compensation. Specifically, equity awards are typically granted annually in the first quarter of the year. Equity awards may occasionally be granted off-cycle, including awards to new hires. In 2025, we did not grant an option or option-like award to a named executive officer during the period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, Form 10-K or Form 8-K that discloses MNPI.

Award Timing Method	It is not the current practice or policy of the Compensation Committee or the Company to either take material nonpublic information, or MNPI, into account when determining the timing and terms of an option award or similar award or to time the disclosure of MNPI for the purpose of affecting the value of executive compensation. Specifically, equity awards are typically granted annually in the first quarter of the year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false